INCOME TAXES - Significant Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Prepaid expenses	$ 5,102	$ 5,538
State net operating loss	24,162	19,305
Federal net operating loss	84,017	74,109
Foreign net operating loss	2,106	2,306
Other	55	55
Valuation allowance	(89,066)	(73,759)
Total deferred tax assets	26,376	27,554
Deferred tax liabilities:
Property, plant and equipment	2,119	4,104
Deferred revenue related to future revenues and accounts receivable	25,021	27,175
Deferred revenue related to cemetery property	5,825	5,829
Total deferred tax liabilities	32,965	37,108
Net deferred tax liabilities	$ 6,589	$ 9,554